Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Direct title insurance premiums	$ 1,800	$ 1,732	$ 1,427
Agency title insurance premiums	2,352	2,101	1,830
Escrow, title related and other fees	1,737	1,676	1,393
Revenue Other Manufactured Products	1,127	417	417
Food and Beverage Revenue	1,408	908	908
Interest and investment income	129	144	143
Realized gains and losses, net	12	187	7
Total revenues	8,565	7,165	4,800
Expenses:
Personnel costs	2,134	1,863	1,568
Agent commissions	1,789	1,600	1,411
Other operating expenses	1,319	1,287	1,064
Cost of Other Manufactured Products	947	350
Food and Beverage, Cost of Sales	1,204	773
Depreciation, Depletion and Amortization	137	104	73
Provision for title claim losses	291	279	222
Interest expense	93	74	57
Total expenses	7,914	6,330	4,395
Earnings (loss) from continuing operations before income taxes and equity in (loss) earnings of unconsolidated affiliates	651	835	405
Income Tax Expense (Benefit), Continuing Operations	205	245	131
Earnings (loss) from continuing operations before equity in (loss) earnings of unconsolidated affiliates	446	590	274
Equity in earnings (loss) of unconsolidated affiliates	(26)	10	10
Net earnings (loss) from continuing operations	420	600	284
Earnings from discontinued operations, net of tax	(1)	12	95
Net earnings (loss)	419	612	379
Net earnings (loss) attributable to noncontrolling interests	17	5	10
Net earnings (loss) attributable to Fidelity National Financial, Inc. common shareholders	402	607	369
Earnings per share, basic
Net earnings (loss) from continuing operations attributable to Fidelity National Financial, Inc. common shareholders	$ 1.75	$ 2.70	$ 1.25
Net loss from discontinued operations attributable to Fidelity National Financial, Inc. common shareholders	$ 0.00	$ 0.05	$ 0.43
Basic earnings per share attributable to FNF common shareholders	$ 1.75	$ 2.75	$ 1.68
Weighted average shares outstanding, basic basis	230	221	219
Earnings per share, diluted
Net earnings (loss) from continuing operations attributable to Fidelity National Financial, Inc. common shareholders	$ 1.71	$ 2.64	$ 1.22
Net loss from discontinued operations attributable to Fidelity National Financial, Inc. common shareholders	$ 0.00	$ 0.05	$ 0.43
Diluted earnings per share attributable to FNF common shareholders	$ 1.71	$ 2.69	$ 1.65
Weighted average shares outstanding, diluted basis	235	226	223
Cash dividends paid per share	$ 0.66	$ 0.58	$ 0.48
Amounts attributable to Fidelity National Financial, Inc., common shareholders:
Net earnings (loss) from continuing operations, net of tax, attributable to Fidelity National Financial, Inc. common shareholders	403	595	274
Net loss from discontinued operations, net of tax, attributable to Fidelity National Financial, Inc. common shareholders	(1)	12	95
Net earnings (loss) attributable to Fidelity National Financial, Inc. common shareholders	$ 402	$ 607	$ 369